Investments - Summary of Investment in Private Equity Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	$ 79,717	$ 86,287
Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	21,742	26,473
ECP II [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	933	983
Discovery Fund [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	7,463	6,632
Glisco II [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	6,897	6,091
Glisco III [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	529	5,786
CSI Capital [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	0	35
Trilantic IV [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	211	2,829
Trilantic V [Member] | Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Private Equity Funds	$ 5,709	$ 4,117